As filed with the Securities and Exchange Commission on November 6, 2023

File No. 333-270306

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.		[ ]

Post-Effective Amendment No.	2	[X]

(Check appropriate box or boxes)

FRANKLIN TEMPLETON ETF TRUST
(Exact Name of Registrant as Specified in Charter)

Registrant’s Area Code and Telephone Number:  (954) 527-7500

ONE FRANKLIN PARKWAY, SAN MATEO, CA  94403-1906
(Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

ALISON E. BAUR, ONE FRANKLIN PARKWAY, SAN MATEO, CA  94403-1906
(Name and Address of Agent for Service) (Number and Street) (City) (State) (Zip Code)

Copies to:
J. Stephen Feinour, Jr., Esquire
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA  19103-7098

Approximate Date of Proposed Public Offering:  As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of Securities Being Registered:
Shares of Beneficial Interest, no par value, of Franklin Focused Growth ETF.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that the filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

--- CONTENTS ---

This Registration Statement includes the following:

1.  Facing Page

2.  Contents Page

3.  Part A – Prospectus/Proxy Statement

4.  Part B – Statement of Additional Information

5.  Part C – Other Information

6.  Signatures

7.  Exhibits

PART A

Part A, the definitive Prospectus/Proxy Statement dated April 10, 2023, has been filed pursuant to Rule 497(b) of the Securities Act of 1933, as amended, (Accession No. 0001680359-23-000100) on April 14, 2023, and is incorporated herein by reference.

PART B

Part B, the definitive Statement of Additional Information dated April 10, 2023, has been filed pursuant to Rule 497(b) of the Securities Act of 1933, as amended (Accession No. 0001680359-23-000100) on April 14, 2023, and is incorporated herein by reference.

FRANKLIN TEMPLETON ETF TRUST

PART C
Other Information

Item 15.     Indemnification.
The Agreement and Declaration of Trust (the “Declaration”) provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person’s own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the “Delaware Act”), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.
The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, potential party or non-party witness or is threatened to be made a party, potential party or non-party witness to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person’s conduct was unlawful. There shall nonetheless be no indemnification for a person’s own Disqualifying Conduct.
Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 16.     Exhibits.  The following exhibits are incorporated by reference to the previously filed documents indicated below, except Exhibits 4(a) and 12(a):

(1)	Copies of the charter of the Registrant as now in effect;

(a)	Certificate of Trust dated October 9, 2015
Filing: Initial Filing on Form N-1A
File No. 333-208873
Filing Date: January 5, 2016

(b)	Amended and Restated Agreement and Declaration of Trust dated October 19, 2018
Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: June 14, 2019

(2)	Copies of the existing bylaws or corresponding instrument of the Registrant;

(a)	Amended and Restated By-Laws effective as of October 19, 2018
Filing:  Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: June 14, 2019

(3)	Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant;

Not Applicable.

(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

(a)	Agreement and Plan of Reorganization dated December 14, 2022, filed herewith

(5)
Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

(a)	Amended and Restated Agreement and Declaration of Trust
Article III, Shares
Article V, Shareholders’ Voting Powers and Meetings
Article VI, Net Asset Value; Distributions; Redemptions; Transfers
Article VIII, Certain Transactions: Section 4
Article X, Miscellaneous: Section 4

(b)	Amended and Restated By-Laws
Article II, Meetings of Shareholders
Article VI, Records and Reports: Section 1, 2 and 3
Article VII, General Matters: Section 3, 4, 6 and 7
Article VIII, Amendments: Section 1

(c)	Part B, Statement of Additional Information – Item 22

(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

(a)	Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin LibertyQ International Equity Hedged ETF, and Franklin Advisers, Inc. dated December 1, 2017
Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 27, 2018

(b)	Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin LibertyQ Emerging Markets ETF, and Franklin Advisers, Inc. dated December 1, 2017
Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 27, 2018

(c)	Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin LibertyQ Global Dividend ETF, and Franklin Advisers, Inc. dated December 1, 2017
Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 27, 2018

(d)	Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin LibertyQ Global Equity ETF, and Franklin Advisers, Inc. dated December 1, 2017
Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 27, 2018

(e)	Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin Liberty U.S. Low Volatility ETF and Franklin Advisers, Inc. dated October 1, 2021
Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: May 27, 2022

(f)	Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin Liberty Investment Grade Corporate ETF and Franklin Advisers, Inc. dated October 1, 2021
Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: May 27, 2022

(g)	Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin LibertyQ U.S. Equity ETF and Franklin Advisers, Inc. dated December 1, 2017
Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 27, 2018

(h)	Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin LibertyQ U.S. Mid Cap Equity ETF and Franklin Advisers, Inc. dated December 1, 2017
Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 27, 2018

(i)	Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin LibertyQ U.S. Small Cap Equity ETF and Franklin Advisers, Inc. dated December 1, 2017
Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 27, 2018

(j)	Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin Dynamic Municipal Bond ETF and Franklin Advisers, Inc. dated December 1, 2022
Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: December 13, 2022

(k)	Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin Municipal Green Bond ETF and Franklin Advisers, Inc. dated December 1, 2022
Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: December 13, 2022

(l)	Sub-Advisory Agreement on behalf of Franklin Liberty Investment Grade Corporate ETF between Franklin Advisers, Inc. and Franklin Templeton Institutional, LLC dated April 18, 2016
Filing: Post-Effective Amendment No. 5 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 15, 2016

(m)	Investment Management Agreement between Registrant, on behalf of Franklin FTSE Asia ex Japan ETF and Franklin Advisers, Inc. dated September 7, 2017
Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: October 30, 2017

(n)	Investment Management Agreement between Registrant, on behalf of Franklin FTSE Australia ETF and Franklin Advisers, Inc. dated September 7, 2017
Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: October 30, 2017

(o)	Investment Management Agreement between Registrant, on behalf of Franklin FTSE Russia ETF and Franklin Advisers, Inc. dated September 7, 2017
Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: October 30, 2017

(p)	Investment Management Agreement between Registrant, on behalf of Franklin FTSE Taiwan ETF and Franklin Advisers, Inc. dated September 7, 2017
Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: October 30, 2017

(q)	Investment Management Agreement between Registrant, on behalf of Franklin FTSE Brazil ETF and Franklin Advisers, Inc. dated September 7, 2017
Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: October 30, 2017

(r)	Investment Management Agreement between Registrant, on behalf of Franklin FTSE China ETF and Franklin Advisers, Inc. dated September 7, 2017
Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: October 30, 2017

(s)	Investment Management Agreement between Registrant, on behalf of Franklin FTSE India ETF and Franklin Advisers, Inc. dated September 7, 2017
Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: October 30, 2017

(t)	Investment Management Agreement between Registrant, on behalf of Franklin FTSE Japan ETF and Franklin Advisers, Inc. dated September 7, 2017
Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: October 30, 2017

(u)	Investment Management Agreement between Registrant, on behalf of Franklin FTSE Mexico ETF and Franklin Advisers, Inc. dated September 7, 2017
Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: October 30, 2017

(v)	Investment Management Agreement between Registrant, on behalf of Franklin FTSE South Korea ETF and Franklin Advisers, Inc. dated September 7, 2017
Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: October 30, 2017

(w)	Investment Management Agreement between Registrant, on behalf of Franklin FTSE Switzerland ETF and Franklin Advisers, Inc. dated September 7, 2017
Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: October 30, 2017

(x)	Investment Management Agreement between Registrant, on behalf of Franklin FTSE United Kingdom ETF and Franklin Advisers, Inc. dated September 7, 2017
Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: October 30, 2017

(y)	Investment Management Agreement between Registrant, on behalf of Franklin FTSE Canada ETF and Franklin Advisers, Inc. dated September 7, 2017
Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: October 30, 2017

(z)	Investment Management Agreement between Registrant, on behalf of Franklin FTSE Europe ETF and Franklin Advisers, Inc. dated September 7, 2017
Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: October 30, 2017

(aa)	Investment Management Agreement between Registrant, on behalf of Franklin FTSE France ETF and Franklin Advisers, Inc. dated September 7, 2017
Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: October 30, 2017

(bb)	Investment Management Agreement between Registrant, on behalf of Franklin FTSE Germany ETF and Franklin Advisers, Inc. dated September 7, 2017
Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: October 30, 2017

(cc)	Investment Management Agreement between Registrant, on behalf of Franklin FTSE Hong Kong ETF and Franklin Advisers, Inc. dated September 7, 2017
Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: October 30, 2017

(dd)	Investment Management Agreement between Registrant, on behalf of Franklin FTSE Italy ETF and Franklin Advisers, Inc. dated September 7, 2017
Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: October 30, 2017

(ee)	Investment Management Agreement between Registrant, on behalf of Franklin FTSE Europe Hedged ETF and Franklin Advisers, Inc. dated September 7, 2017
Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: October 30, 2017

(ff)	Investment Management Agreement between Registrant, on behalf of Franklin FTSE Japan Hedged ETF and Franklin Advisers, Inc. dated September 7, 2017
Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: October 30, 2017

(gg)	Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin Liberty High Yield Corporate ETF and Franklin Advisers, Inc. dated October 1, 2021
Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: May 27, 2022

(hh)
Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin Liberty International Aggregate Bond ETF and Franklin Templeton Investment Management Limited dated October 1, 2021

Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: May 27, 2022

(ii)	Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin Liberty Senior Loan ETF and Franklin Advisers, Inc. dated October 1, 2021
Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: May 27, 2022

(jj)	Investment Management Agreement between Registrant, on behalf of Franklin FTSE Saudi Arabia ETF and Franklin Advisers, Inc. dated September 25, 2018
Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 7, 2018

(kk)	Investment Management Agreement between Registrant, on behalf of Franklin FTSE South Africa ETF and Franklin Advisers, Inc. dated September 25, 2018
Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 7, 2018

(ll)	Investment Management Agreement between Registrant, on behalf of Franklin FTSE Latin America ETF and Franklin Advisers, Inc. dated September 25, 2018
Filing: Post-Effective Amendment No. 41 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 7, 2018

(mm)	Sub-Advisory Agreement on behalf of Franklin Liberty International Aggregate Bond ETF between Franklin Templeton Investment Management Limited and Franklin Advisers, Inc. dated March 1, 2019
Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 26, 2019

(nn)	Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin Liberty U.S. Core Bond ETF and Franklin Advisers, Inc. dated October 1, 2021
Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: May 27, 2022

(oo)
Amendment to Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin Emerging Market Core Dividend Tilt Index ETF (formerly, Franklin LibertyQ Emerging Markets ETF) and Franklin Advisers, Inc. effective August 1, 2022

Filing: Post-Effective Amendment No. 84 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 26, 2022

(pp)
Amendment dated August 1, 2019 to Amended and Restated Investment Management Agreement dated December 1, 2017 between Registrant, on behalf of Franklin LibertyQ U.S. Equity ETF and Franklin Advisory Services, LLC

Filing: Post-Effective Amendment No. 47 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 9, 2019

(qq)	Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin Genomic Advancements ETF and Franklin Advisers, Inc. dated October 1, 2021
Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: May 27, 2022

(rr)	Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin Intelligent Machines ETF and Franklin Advisers, Inc. dated October 1, 2021
Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: May 27, 2022

(ss)	Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin Disruptive Commerce ETF and Franklin Advisers, Inc. dated October 1, 2021
Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: May 27, 2022

(tt)	Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin Liberty Ultra Short Bond ETF and Franklin Advisers, Inc. dated October 1, 2021
Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: May 27, 2022

(uu)	Sub-Advisory Agreement on behalf of Franklin Liberty U.S. Treasury Bond ETF between Franklin Advisers, Inc. and Franklin Templeton Institutional, LLC, dated June 9, 2020
Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: June 1, 2020

(vv)	Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin Liberty U.S. Treasury Bond ETF and Franklin Advisers, Inc. dated October 1, 2021
Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: May 27, 2022

(ww)	Assignment and Assumption Agreement on behalf of Franklin LibertyQ U.S. Small Cap Equity ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019
Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: January 11, 2021

(xx)	Assignment and Assumption Agreement on behalf of Franklin LibertyQ U.S. Mid Cap Equity ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019
Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: January 11, 2021

(yy)	Assignment and Assumption Agreement on behalf of Franklin LibertyQ U.S. Equity ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019
Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: January 11, 2021

(zz)	Assignment and Assumption Agreement on to the Franklin LibertyQ International Equity Hedged ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019
Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: January 11, 2021

(aaa)	Assignment and Assumption Agreement on to the Franklin LibertyQ Global Equity ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019
Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: January 11, 2021

(bbb)	Assignment and Assumption Agreement on to the Franklin LibertyQ Global Dividend ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019
Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: January 11, 2021

(ccc)	Assignment and Assumption Agreement on to the Franklin LibertyQ Emerging Markets ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019
Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: January 11, 2021

(ddd)	Assignment and Assumption Agreement on to the Franklin FTSE United Kingdom ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019
Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: January 11, 2021

(eee)	Assignment and Assumption Agreement on to the Franklin FTSE Taiwan ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019
Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: January 11, 2021

(fff)	Assignment and Assumption Agreement on to the Franklin FTSE Switzerland ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019
Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: January 11, 2021

(ggg)	Assignment and Assumption Agreement on to the Franklin FTSE South Korea ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019
Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: January 11, 2021

(hhh)	Assignment and Assumption Agreement on to the Franklin FTSE South Africa ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019
Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: January 11, 2021

(iii)	Assignment and Assumption Agreement on to the Franklin FTSE Saudi Arabia ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019
Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: January 11, 2021

(jjj)	Assignment and Assumption Agreement on to the Franklin FTSE Russia ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019
Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: January 11, 2021

(kkk)	Assignment and Assumption Agreement on to the Franklin FTSE Mexico ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019
Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: January 11, 2021

(lll)	Assignment and Assumption Agreement on to the Franklin FTSE Latin America ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019
Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: January 11, 2021

(mmm)	Assignment and Assumption Agreement on to the Franklin FTSE Japan Hedged ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019
Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: January 11, 2021

(nnn)	Assignment and Assumption Agreement on to the Franklin FTSE Japan ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019
Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: January 11, 2021

(ooo)	Assignment and Assumption Agreement on to the Franklin FTSE Italy ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019
Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: January 11, 2021

(ppp)	Assignment and Assumption Agreement on to the Franklin FTSE India ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019
Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: January 11, 2021

(qqq)	Assignment and Assumption Agreement on to the Franklin FTSE Hong Kong ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019
Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: January 11, 2021

(rrr)	Assignment and Assumption Agreement on to the Franklin FTSE Germany ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019
Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: January 11, 2021

(sss)	Assignment and Assumption Agreement on to the Franklin FTSE France ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019
Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: January 11, 2021

(ttt)	Assignment and Assumption Agreement on to the Franklin FTSE Europe Hedged ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019
Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: January 11, 2021

(uuu)	Assignment and Assumption Agreement on to the Franklin FTSE Europe ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019
Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: January 11, 2021

(vvv)	Assignment and Assumption Agreement on to the Franklin FTSE China ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019
Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: January 11, 2021

(www)	Assignment and Assumption Agreement on to the Franklin FTSE Canada ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019
Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: January 11, 2021

(xxx)	Assignment and Assumption Agreement on to the Franklin FTSE Brazil ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019
Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: January 11, 2021

(yyy)	Assignment and Assumption Agreement on to the Franklin FTSE Australia ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019
Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: January 11, 2021

(zzz)	Assignment and Assumption Agreement on to the Franklin FTSE Asia ex Japan ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019
Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: January 11, 2021

(aaaa)	Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin Exponential Data ETF and Franklin Advisers, Inc. dated October 1, 2021
Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: May 27, 2022

(bbbb)	Amendment to the Investment Management Agreement dated May 14, 2020, on behalf of each Franklin Templeton ETF Trust funds listed in Schedule A
Filing: Post-Effective Amendment No. 80 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: April 7, 2022

(cccc)	Amendment to Sub-Advisory Agreement dated May 14, 2020, on behalf of each Franklin Templeton ETF Trust funds listed in Schedule A
Filing: Post-Effective Amendment No. 80 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: April 7, 2022

(dddd)	Sub-Advisory Agreement on behalf of BrandywineGLOBAL – Dynamic US Large Cap Value ETF between Franklin Advisers, Inc. and Brandywine Global Investment Management, LLC dated June 30, 2022
Filing: Post-Effective Amendment No. 86 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 26, 2022

(eeee)	Investment Management Agreement between Registrant, on behalf of BrandywineGLOBAL – Dynamic US Large Cap Value ETF and Franklin Advisers, Inc. dated June 30, 2022
Filing: Post-Effective Amendment No. 86 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 26, 2022

(ffff)	Sub-Advisory Agreement on behalf of Martin Currie Sustainable International Equity ETF between Franklin Advisers, Inc. and Martin Currie Inc. dated June 30, 2022
Filing: Post-Effective Amendment No. 86 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 26, 2022

(gggg)	Investment Management Agreement between Registrant, on behalf of Martin Currie Sustainable International Equity ETF and Franklin Advisers, Inc. dated June 30, 2022
Filing: Post-Effective Amendment No. 86 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 26, 2022

(hhhh)	Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin Liberty Systematic Style Premia ETF and Franklin Advisers, Inc. dated October 1, 2021
Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: May 27, 2022

(iiii)
Amendment to Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin International Core Dividend Tilt Index ETF (formerly, Franklin LibertyQ International Equity Hedged ETF) and Franklin Advisers, Inc. effective August 1, 2022

Filing: Post-Effective Amendment No. 84 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 26, 2022

(jjjj)
Amendment to Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin U.S. Core Dividend Tilt Index ETF (formerly, Franklin LibertyQ Global Dividend ETF) and Franklin Advisers, Inc. effective August 1, 2022

Filing: Post-Effective Amendment No. 84 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 26, 2022

(kkkk)
Amendment to Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin U.S. Equity Index ETF (formerly, Franklin LibertyQ Global Equity ETF) and Franklin Advisers, Inc. effective August 1, 2022

Filing: Post-Effective Amendment No. 84 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 26, 2022

(llll)	Investment Management Agreement between Registrant, on behalf of Clearbridge Sustainable Infrastructure ETF and Franklin Advisers, Inc. dated December 5, 2022
Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: December 13, 2022

(mmmm)	Sub-Advisory Agreement on behalf of Clearbridge Sustainable Infrastructure ETF between Franklin Advisers, Inc., and Clearbridge Investments (North America) PTY Limited dated December 5, 2022
Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: December 13, 2022

(nnnn)	Investment Management Agreement between Registrant, on behalf of Franklin Focused Growth ETF and Franklin Advisers, Inc. dated November 1, 2023
Filing: Post-Effective Amendment No. 104 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 26, 2023

(oooo)	Amendment to Sub-Advisory Agreement on behalf of Franklin Liberty Investment Grade Corporate ETF between Franklin Advisers, Inc. and Franklin Templeton Institutional, LLC dated October 15, 2019
Filing: Post-Effective Amendment No. 92 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: March 9, 2023

(pppp)	Investment Management Agreement between Registrant, on behalf of Franklin Income Focus ETF and Franklin Advisers, Inc. dated June 1, 2023
Filing: Post-Effective Amendment No. 99 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: June 1, 2023

(qqqq)	Investment Management Agreement between Registrant, on behalf of BrandywineGLOBAL-U.S. Fixed Income ETF and Franklin Advisers, Inc. dated July 1, 2023
Filing: Post-Effective Amendment No. 102 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 21, 2023

(rrrr)	Sub-Advisory Agreement on behalf of BrandywineGLOBAL-U.S. Fixed Income ETF between Franklin Advisers, Inc., and BrandywineGlobal Investment Management, LLC, dated July 1, 2023
Filing: Post-Effective Amendment No. 102 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 21, 2023

(ssss)	Amendment to Investment Management Agreement between Registrant, on behalf of BrandywineGLOBAL – Dynamic US Large Cap Value ETF and Franklin Advisers, Inc. dated February 1, 2023
Filing: Post-Effective Amendment No. 104 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 26, 2023

(tttt)	Amendment to Investment Management Agreement between Registrant, on behalf of Martin Currie Sustainable International Equity ETF and Franklin Advisers, Inc. dated February 1, 2023
Filing: Post-Effective Amendment No. 104 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 26, 2023

(uuuu)	Sub-Advisory Agreement on behalf of Franklin U.S. Core Bond ETF between Franklin Advisers, Inc., and Franklin Templeton Institutional, LLC, dated March 31, 2023
Filing: Post-Effective Amendment No. 104 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 26, 2023

(vvvv)	Sub-Advisory Agreement on behalf of Western Asset Bond ETF between Franklin Advisers, Inc. and Western Asset Management Company, LLC dated August 1, 2023
Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 15, 2023

(wwww)	Sub-Sub-Advisory Agreement on behalf of Western Asset Bond ETF between Western Asset Management Company, LLC and Western Asset Management Company, LTD, dated August 1, 2023
Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 15, 2023

(xxxx)	Sub-Sub-Advisory Agreement on behalf of Western Asset Bond ETF between Western Asset Management Company, LLC and Western Asset Management Company PTE. LTD, dated August 1, 2023
Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 15, 2023

(yyyy)	Sub-Sub-Advisory Agreement on behalf of Western Asset Bond ETF between Western Asset Management Company, LLC and Western Asset Management Company Limited, dated August 1, 2023
Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 15, 2023

(zzzz)	Investment Management Agreement between Registrant, on behalf of Western Asset Bond ETF and Franklin Advisers, Inc. dated August 1, 2023
Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 15, 2023

(aaaaa)	Sub-Advisory Agreement on behalf of Franklin FTSE Hong Kong ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023
Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 15, 2023

(bbbbb)	Sub-Advisory Agreement on behalf of Franklin Emerging Market Core Dividend Tilt Index ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023
Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 15, 2023

(ccccc)	Sub-Advisory Agreement on behalf of Franklin FTSE Asia ex Japan ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023
Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 15, 2023

(ddddd)	Sub-Advisory Agreement on behalf of Franklin FTSE Australia ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023
Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 15, 2023

(eeeee)	Sub-Advisory Agreement on behalf of Franklin FTSE Brazil ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023
Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 15, 2023

(fffff)	Sub-Advisory Agreement on behalf of Franklin FTSE Canada ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023
Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 15, 2023

(ggggg)	Sub-Advisory Agreement on behalf of Franklin FTSE China ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023
Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 15, 2023

(hhhhh)	Sub-Advisory Agreement on behalf of Franklin FTSE Europe ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023
Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 15, 2023

(iiiii)	Sub-Advisory Agreement on behalf of Franklin FTSE Eurozone ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023
Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 15, 2023

(jjjjj)	Sub-Advisory Agreement on behalf of Franklin FTSE France ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023
Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 15, 2023

(kkkkk)	Sub-Advisory Agreement on behalf of Franklin FTSE Germany ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023
Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 15, 2023

(lllll)	Sub-Advisory Agreement on behalf of Franklin FTSE India ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023
Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 15, 2023

(mmmmm)	Sub-Advisory Agreement on behalf of Franklin FTSE Italy ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023
Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 15, 2023

(nnnnn)	Sub-Advisory Agreement on behalf of Franklin FTSE Japan ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023
Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 15, 2023

(ooooo)	Sub-Advisory Agreement on behalf of Franklin FTSE Japan Hedged ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023
Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 15, 2023

(ppppp)	Sub-Advisory Agreement on behalf of Franklin FTSE Latin America ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023
Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 15, 2023

(qqqqq)	Sub-Advisory Agreement on behalf of Franklin FTSE Mexico ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023
Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 15, 2023

(rrrrr)	Sub-Advisory Agreement on behalf of Franklin FTSE Russia ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023
Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 15, 2023

(sssss)	Sub-Advisory Agreement on behalf of Franklin FTSE Saudi Arabia ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023
Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 15, 2023

(ttttt)	Sub-Advisory Agreement on behalf of Franklin FTSE South Africa ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023
Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 15, 2023

(uuuuu)	Sub-Advisory Agreement on behalf of Franklin FTSE South Korea ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023
Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 15, 2023

(vvvvv)	Sub-Advisory Agreement on behalf of Franklin FTSE Switzerland ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023
Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 15, 2023

(wwwww)	Sub-Advisory Agreement on behalf of Franklin FTSE Taiwan ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023
Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 15, 2023

(xxxxx)	Sub-Advisory Agreement on behalf of Franklin FTSE United Kingdom ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023
Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 15, 2023

(yyyyy)	Sub-Advisory Agreement on behalf of Franklin International Core Dividend Tilt Index ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023
Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 15, 2023

(zzzzz)	Sub-Advisory Agreement on behalf of Franklin U.S. Core Dividend Tilt Index ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023
Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 15, 2023

(aaaaaa)	Sub-Advisory Agreement on behalf of Franklin U.S. Equity Index ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023
Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 15, 2023

(bbbbbb)	Sub-Advisory Agreement on behalf of Franklin U.S. Large Cap Multifactor Index ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023
Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 15, 2023

(cccccc)	Sub-Advisory Agreement on behalf of Franklin U.S. Mid Cap Multifactor Index ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023
Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 15, 2023

(dddddd)	Sub-Advisory Agreement on behalf of Franklin U.S. Small Cap Multifactor Index ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023
Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 15, 2023

(7)	Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

(a)	Distribution Agreement, between the Registrant and Franklin Distributors, LLC with Exhibit A dated June 1, 2023
Filing: Post-Effective Amendment No. 104 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 26, 2023

(b)	Form of Authorized Participant Agreement
Filing: Pre-Effective Amendment No. 3 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: May 17, 2016

(c)	Form of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated July 7, 2021
Filing: Post-Effective Amendment No. 91 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: January 26, 2023

(8)
Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not Applicable.

(9)	Copies of all custodian agreements and depository contracts under Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

(a)	Master Custodian Agreement between Registrant and State Street Bank and Trust Company dated April 18, 2016
Filing: Pre-Effective Amendment No. 3 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: May 17, 2016

(b)	Amended and Restated Appendix A dated December 1, 2022 to the Master Custodian Agreement between Registrant and State Street Bank and Trust Company dated April 18, 2016
Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: December 13, 2022

(c)	Amendment to State Street Fund Connect Agreement dated April 16, 2016, as amended September 13, 2018
Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 7, 2018

(d)	Master Custodian Agreement between Registrant and State Street Bank and Trust Company dated December 17, 2019 with Appendix A
Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: June 1, 2020

(e)	Joinder and Amendment to the State Street Fund Connect Agreement dated September 20, 2022
Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: December 13, 2022

(f)	Amended and Restated Appendix A dated July 11, 2023 to the Master Custodian Agreement between Registrant and State Street Bank and Trust Company dated April 18, 2016
Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 15, 2023

(10)
Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

(a)	Amended and Restated Distribution Plan pursuant to Rule 12b-1 dated April 18, 2016 with an Exhibit A dated June 1, 2023
Filing: Post-Effective Amendment No. 104 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 26, 2023

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

(a)	Opinion and Consent of Stradley Ronon Stevens & Young, LLP dated March 6, 2023
Filing: Registration Statement on Form N-14
File No. 333-270306
Filing Date: March 6, 2023

(12)
An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

(a)	Opinion of Stradley Ronon Stevens & Young, LLP, supporting the tax matters and consequences to shareholders, filed herewith

(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

(a)	Sub-Contract for Fund Administrative Services between Franklin Advisers, Inc. and Franklin Templeton Services, LLC dated February 1, 2019 with an Exhibit A dated May 2020
Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: June 1, 2020

(b)
Sub-Contract for Administration and Fund Accounting Services between State Street Bank and Trust Company and Franklin Templeton Services, LLC dated April 18, 2016 with Schedule A dated December 1, 2022

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: December 13, 2022

(c)
Amendment to Sub-Contract for Administration and Fund Accounting Services between State Street Bank and Trust Company and Franklin Templeton Services, LLC dated April 18, 2016 and Amended as of December 29, 2017

Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 7, 2018

(d)
Amendment to Sub-Contract for Administration and Fund Accounting Services between State Street Bank and Trust Company and Franklin Templeton Services, LLC dated April 18, 2016 and Amended as of December 29, 2017 with an updated Annex 1 dated December 15, 2020

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: January 11, 2021

(e)	Transfer Agency and Services Agreement between Registrant and State Street Bank and Trust Company dated April 18, 2016 with Schedule A dated December 1, 2022
Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: December 13, 2022

(f)	Index Sub-License Agreement between Registrant and Franklin Templeton Companies, LLC dated April 18, 2016
Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 7, 2018

(g)	Index Sub-License Agreement between Registrant and Franklin Templeton Companies, LLC dated February 16, 2017
Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 7, 2018

(h)	Index Sub-License Agreement between Registrant and Franklin Templeton Companies, LLC dated August 29, 2017 with revised Exhibit A as of September 1, 2018
Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 26, 2019

(i)	Sub-Contract for Fund Administrative Services between Franklin Templeton Investment Management Limited and Franklin Templeton Services, LLC dated February 1, 2019
Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 26, 2019

(j)	Sub-Contract for Fund Administrative Services between Franklin Advisory Services, LLC and Franklin Templeton Services, LLC dated February 1, 2019
Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 26, 2019

(k)	Sub-Contract for Fund Administrative Services between Franklin Advisers, Inc. and Franklin Templeton Services, LLC dated September 17, 2019 on behalf of Franklin Liberty Core U.S. Bond ETF
Filing: Post-Effective Amendment No. 67 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 10, 2020

(l)	Sub-Contract for Fund Administrative Services between Franklin Advisers, Inc. and Franklin Templeton Services, LLC dated December 18, 2019 on behalf of Franklin Liberty Systematic Style Premia ETF
Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: June 1, 2020

(m)	Transfer Agency and Service Agreement on behalf of Franklin Liberty Systematic Style Premia ETF between Registrant and State Street Bank and Trust Company dated December 17, 2019 with a Schedule A
Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: June 1, 2020

(n)
Sub-Contract for Administration and Accounting Services on behalf of Franklin Liberty Systematic Style Premia ETF between State Street Bank and Trust Company and Franklin Templeton Services, LLC dated December 17, 2019

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: June 1, 2020

(o)	Sub-Contract for Fund Administrative Services between Franklin Advisers, Inc. and Franklin Templeton Services, LLC dated September 17, 2019 on behalf of Franklin Liberty U.S. Core Bond ETF
Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: June 1, 2020

(p)	Fee Waiver and/or Expense Reimbursement Agreement dated June 1, 2020
Filing: Post-Effective Amendment No. 74 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 29, 2021

(q)	Form of Rule 12d1-4 Fund of Funds Investment Agreement
Filing: Post-Effective Amendment No. 82 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: May 3, 2022

(r)	Fee Waiver of Acquired Fund Fees and Expenses for Funds with a Unitary Fee Arrangement dated July 30, 2021
Filing: Post-Effective Amendment No. 84 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: July 26, 2022

(s)	Amended and Restated Schedule A in the Sub-Contract for Administration and Fund Accounting Services between State Street Bank and Trust Company and Franklin Templeton Services, LLC dated July 11, 2023
Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 15, 2023

(t)	Amended and Restated Schedule A in the Transfer Agency and Services Agreement between Registrant and State Street Bank and Trust Company dated July 11, 2023
Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 15, 2023

(14)	Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

(a)	Consent of Independent Registered Public Accounting Firm re: Franklin Focused Growth Fund
Filing: Post-Effective Amendment No. 1 to Registration Statement on Form N-14
File No. 333-270306
Filing Date: April 10, 2023

(15)	All financial statements omitted pursuant to Item 14(a)(1);

Not Applicable.

(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement;

(a)	Power of Attorney dated March 3, 2023
Filing: Registration Statement on Form N-14
File No. 333-270306
Filing Date: March 6, 2023

(17)	Any additional exhibits which the Registrant may wish to file;

(a)	Code of Ethics dated January 1, 2023
Filing: Post-Effective Amendment No. 90 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: January 20, 2023

(b)
Commodity Trading Adviser Exemption Agreement on behalf of BrandywineGLOBAL – Dynamic US Large Cap Value ETF between Franklin Advisers, Inc. and Brandywine Global Investment Management, LLC dated September 9, 2022

Filing: Post-Effective Amendment No. 86 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: September 26, 2022

Item 17.     Undertakings.

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment to its Registration Statement on Form N-14 under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, in the City of Stamford and the State of Connecticut, on the 6th day of November, 2023.

FRANKLIN TEMPLETON ETF TRUST
(Registrant)

BY:	/s/ HARRIS GOLDBLAT
Harris Goldblat
Vice President and Secretary

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

PATRICK O’CONNOR*	President and Chief Executive Officer – Investment Management
Patrick O’Connor	Dated: November 6, 2023

MATTHEW T. HINKLE*	Chief Executive Officer – Finance and Administration
Matthew T. Hinkle	Dated: November 6, 2023

VIVEK PAI*	Chief Financial Officer, Chief Accounting Officer and Treasurer
Vivek Pai	Dated: November 6, 2023

JENNIFER M. JOHNSON*	Trustee
Jennifer M. Johnson	Dated: November 6, 2023

ROHIT BHAGAT*	Trustee
Rohit Bhagat	Dated: November 6, 2023

DEBORAH D. MCWHINNEY*	Trustee
Deborah D. McWhinney	Dated: November 6, 2023

ANANTHA K. PRADEEP*	Trustee
Anantha K. Pradeep	Dated: November 6, 2023

*By	/s/ NAVID J. TOFIGH
Navid J. Tofigh
Attorney-in-Fact
(Pursuant to Power of Attorney dated March 3, 2023, filed with the Registrant’s Registration Statement on Form N-14 on March 6, 2023)

FRANKLIN TEMPLETON ETF TRUST
N-14 REGISTRATION STATEMENT
EXHIBITS INDEX

EXHIBIT NO.	DESCRIPTION
EX-99 (4)(a)	Agreement and Plan of Reorganization dated December 14, 2022
EX-99 (12)(a)	Opinion of Stradley Ronon Stevens & Young, LLP, supporting the tax matters and consequences to shareholders